Debt financing - Additional Information (Detail) - GBP (£) £ in Millions	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018
Disclosure of bank overdraft bonds and bank loans [line items]
Carrying amount of corporate bonds	£ 5,535.2	£ 6,051.6	£ 5,959.5
Carrying amount of bank loans	580.1	186.8	624.6
Corporate bond [member]
Disclosure of bank overdraft bonds and bank loans [line items]
Fair value of corporate bonds	£ 5,783.4	£ 5,965.7	£ 6,035.1